Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Entity Central Index Key	0001293210
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000225681 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2015 Portfolio
Class Name	Investor Class
Trading Symbol	AAAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 3,312,616
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,306
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.7%
International Fixed Income Funds	13.1%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

C000225682 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2015 Portfolio
Class Name	I Class
Trading Symbol	AAAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 3,312,616
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,306
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.7%
International Fixed Income Funds	13.1%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

C000225683 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2015 Portfolio
Class Name	A Class
Trading Symbol	AAAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 3,312,616
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,306
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.7%
International Fixed Income Funds	13.1%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

C000225684 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2015 Portfolio
Class Name	R Class
Trading Symbol	AAAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Net Assets	$ 3,312,616
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,306
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.7%
International Fixed Income Funds	13.1%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

C000225685 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2015 Portfolio
Class Name	R6 Class
Trading Symbol	AAALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 3,312,616
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,306
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.7%
International Fixed Income Funds	13.1%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

C000225700 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2020 Portfolio
Class Name	Investor Class
Trading Symbol	AAAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 15,352,806
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 18,704
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.6%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.6%
Other Assets and Liabilities	0.0%

C000225696 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2020 Portfolio
Class Name	I Class
Trading Symbol	AAAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 15,352,806
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 18,704
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.6%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.6%
Other Assets and Liabilities	0.0%

C000225697 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2020 Portfolio
Class Name	A Class
Trading Symbol	AABEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 15,352,806
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 18,704
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.6%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.6%
Other Assets and Liabilities	0.0%

C000225698 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2020 Portfolio
Class Name	R Class
Trading Symbol	AABGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Net Assets	$ 15,352,806
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 18,704
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.6%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.6%
Other Assets and Liabilities	0.0%

C000225699 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2020 Portfolio
Class Name	R6 Class
Trading Symbol	AABHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 15,352,806
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 18,704
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.6%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.6%
Other Assets and Liabilities	0.0%

C000225702 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	Investor Class
Trading Symbol	AABJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 30,223,280
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 41,909
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.3%
Domestic Equity Funds	33.5%
International Equity Funds	12.8%
International Fixed Income Funds	12.4%
Other Assets and Liabilities	0.0%

C000225701 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	I Class
Trading Symbol	AABKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 30,223,280
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 41,909
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.3%
Domestic Equity Funds	33.5%
International Equity Funds	12.8%
International Fixed Income Funds	12.4%
Other Assets and Liabilities	0.0%

C000225703 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	A Class
Trading Symbol	AABQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 30,223,280
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 41,909
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.3%
Domestic Equity Funds	33.5%
International Equity Funds	12.8%
International Fixed Income Funds	12.4%
Other Assets and Liabilities	0.0%

C000225704 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	R Class
Trading Symbol	AABRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Net Assets	$ 30,223,280
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 41,909
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.3%
Domestic Equity Funds	33.5%
International Equity Funds	12.8%
International Fixed Income Funds	12.4%
Other Assets and Liabilities	0.0%

C000225705 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	R6 Class
Trading Symbol	AABVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 30,223,280
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 41,909
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.3%
Domestic Equity Funds	33.5%
International Equity Funds	12.8%
International Fixed Income Funds	12.4%
Other Assets and Liabilities	0.0%

C000225710 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	Investor Class
Trading Symbol	AABWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 53,630,400
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 72,069
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	34.0%
International Equity Funds	16.0%
International Fixed Income Funds	10.9%
Other Assets and Liabilities	0.0%

C000225706 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	I Class
Trading Symbol	AAEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 53,630,400
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 72,069
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	34.0%
International Equity Funds	16.0%
International Fixed Income Funds	10.9%
Other Assets and Liabilities	0.0%

C000225707 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	A Class
Trading Symbol	AABZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 53,630,400
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 72,069
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	34.0%
International Equity Funds	16.0%
International Fixed Income Funds	10.9%
Other Assets and Liabilities	0.0%

C000225708 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	R Class
Trading Symbol	AACHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Net Assets	$ 53,630,400
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 72,069
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	34.0%
International Equity Funds	16.0%
International Fixed Income Funds	10.9%
Other Assets and Liabilities	0.0%

C000225709 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	R6 Class
Trading Symbol	AACJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 53,630,400
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 72,069
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	34.0%
International Equity Funds	16.0%
International Fixed Income Funds	10.9%
Other Assets and Liabilities	0.0%

C000225715 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	Investor Class
Trading Symbol	AACKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 49,933,958
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 72,063
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	44.4%
Domestic Fixed Income Funds	27.0%
International Equity Funds	19.3%
International Fixed Income Funds	9.3%
Other Assets and Liabilities	0.0%

C000225714 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	I Class
Trading Symbol	AACLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 49,933,958
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 72,063
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	44.4%
Domestic Fixed Income Funds	27.0%
International Equity Funds	19.3%
International Fixed Income Funds	9.3%
Other Assets and Liabilities	0.0%

C000225713 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	A Class
Trading Symbol	AACMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 49,933,958
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 72,063
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	44.4%
Domestic Fixed Income Funds	27.0%
International Equity Funds	19.3%
International Fixed Income Funds	9.3%
Other Assets and Liabilities	0.0%

C000225712 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	R Class
Trading Symbol	AACPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Net Assets	$ 49,933,958
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 72,063
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	44.4%
Domestic Fixed Income Funds	27.0%
International Equity Funds	19.3%
International Fixed Income Funds	9.3%
Other Assets and Liabilities	0.0%

C000225711 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	R6 Class
Trading Symbol	AACQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 49,933,958
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 72,063
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	44.4%
Domestic Fixed Income Funds	27.0%
International Equity Funds	19.3%
International Fixed Income Funds	9.3%
Other Assets and Liabilities	0.0%

C000225716 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	Investor Class
Trading Symbol	AACSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 43,662,582
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 61,887
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	22.9%
Domestic Fixed Income Funds	20.1%
International Fixed Income Funds	7.5%
Other Assets and Liabilities	(0.1)%

C000225717 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	I Class
Trading Symbol	AACUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 43,662,582
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 61,887
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	22.9%
Domestic Fixed Income Funds	20.1%
International Fixed Income Funds	7.5%
Other Assets and Liabilities	(0.1)%

C000225718 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	A Class
Trading Symbol	AACVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 43,662,582
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 61,887
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	22.9%
Domestic Fixed Income Funds	20.1%
International Fixed Income Funds	7.5%
Other Assets and Liabilities	(0.1)%

C000225720 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	R Class
Trading Symbol	AACWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Net Assets	$ 43,662,582
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 61,887
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	22.9%
Domestic Fixed Income Funds	20.1%
International Fixed Income Funds	7.5%
Other Assets and Liabilities	(0.1)%

C000225719 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	R6 Class
Trading Symbol	AACZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 43,662,582
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 61,887
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	22.9%
Domestic Fixed Income Funds	20.1%
International Fixed Income Funds	7.5%
Other Assets and Liabilities	(0.1)%

C000225721 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	Investor Class
Trading Symbol	AADHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 50,988,022
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 68,414
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.7%
International Equity Funds	25.3%
Domestic Fixed Income Funds	14.6%
International Fixed Income Funds	5.5%
Other Assets and Liabilities	(0.1)%

C000225722 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	I Class
Trading Symbol	AADJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 50,988,022
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 68,414
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.7%
International Equity Funds	25.3%
Domestic Fixed Income Funds	14.6%
International Fixed Income Funds	5.5%
Other Assets and Liabilities	(0.1)%

C000225723 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	A Class
Trading Symbol	AADKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 50,988,022
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 68,414
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.7%
International Equity Funds	25.3%
Domestic Fixed Income Funds	14.6%
International Fixed Income Funds	5.5%
Other Assets and Liabilities	(0.1)%

C000225724 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	R Class
Trading Symbol	AADLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Net Assets	$ 50,988,022
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 68,414
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.7%
International Equity Funds	25.3%
Domestic Fixed Income Funds	14.6%
International Fixed Income Funds	5.5%
Other Assets and Liabilities	(0.1)%

C000225725 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	R6 Class
Trading Symbol	AADMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 50,988,022
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 68,414
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.7%
International Equity Funds	25.3%
Domestic Fixed Income Funds	14.6%
International Fixed Income Funds	5.5%
Other Assets and Liabilities	(0.1)%

C000225726 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	Investor Class
Trading Symbol	AADNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 45,534,681
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 58,775
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.9%
International Equity Funds	27.6%
Domestic Fixed Income Funds	9.1%
International Fixed Income Funds	3.4%
Other Assets and Liabilities	0.0%

C000225727 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	I Class
Trading Symbol	AADOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 45,534,681
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 58,775
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.9%
International Equity Funds	27.6%
Domestic Fixed Income Funds	9.1%
International Fixed Income Funds	3.4%
Other Assets and Liabilities	0.0%

C000225728 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	A Class
Trading Symbol	AADPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 45,534,681
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 58,775
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.9%
International Equity Funds	27.6%
Domestic Fixed Income Funds	9.1%
International Fixed Income Funds	3.4%
Other Assets and Liabilities	0.0%

C000225730 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	R Class
Trading Symbol	AADQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Net Assets	$ 45,534,681
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 58,775
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.9%
International Equity Funds	27.6%
Domestic Fixed Income Funds	9.1%
International Fixed Income Funds	3.4%
Other Assets and Liabilities	0.0%

C000225729 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	R6 Class
Trading Symbol	AADUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 45,534,681
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 58,775
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.9%
International Equity Funds	27.6%
Domestic Fixed Income Funds	9.1%
International Fixed Income Funds	3.4%
Other Assets and Liabilities	0.0%

C000225735 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	Investor Class
Trading Symbol	AADVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 28,426,038
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 37,798
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.3%
Other Assets and Liabilities	0.0%

C000225731 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	I Class
Trading Symbol	AADWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 28,426,038
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 37,798
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.3%
Other Assets and Liabilities	0.0%

C000225732 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	A Class
Trading Symbol	AADZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 28,426,038
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 37,798
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.3%
Other Assets and Liabilities	0.0%

C000225733 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	R Class
Trading Symbol	AAEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Net Assets	$ 28,426,038
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 37,798
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.3%
Other Assets and Liabilities	0.0%

C000225734 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	R6 Class
Trading Symbol	AAEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 28,426,038
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 37,798
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.3%
Other Assets and Liabilities	0.0%

C000225689 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	Investor Class
Trading Symbol	AAEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 20,892,197
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 29,765
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.9%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225686 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	I Class
Trading Symbol	AAEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 20,892,197
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 29,765
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.9%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225687 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	A Class
Trading Symbol	AAEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 20,892,197
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 29,765
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.9%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225688 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	R Class
Trading Symbol	AAEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Net Assets	$ 20,892,197
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 29,765
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.9%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225690 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	R6 Class
Trading Symbol	AAEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 20,892,197
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 29,765
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.9%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225692 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	Investor Class
Trading Symbol	AAEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 10,924,393
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 20,142
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.0%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225693 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	I Class
Trading Symbol	AAELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 10,924,393
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 20,142
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.0%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225695 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	A Class
Trading Symbol	AAEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 10,924,393
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 20,142
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.0%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225694 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	R Class
Trading Symbol	AAEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Net Assets	$ 10,924,393
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 20,142
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.0%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225691 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	R6 Class
Trading Symbol	AAEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 10,924,393
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 20,142
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.0%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000014670 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Conservative
Class Name	Investor Class
Trading Symbol	AONIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 379,217,783
Holdings Count | holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	58.7%
Domestic Equity Funds	25.0%
International Fixed Income Funds	16.3%
Other Assets and Liabilities	0.0%

C000153102 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Conservative
Class Name	R Class
Trading Symbol	AORHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 379,217,783
Holdings Count | holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	58.7%
Domestic Equity Funds	25.0%
International Fixed Income Funds	16.3%
Other Assets and Liabilities	0.0%

C000014690 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Conservative
Class Name	Investor Class
Trading Symbol	AOCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,097,068,356
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.8%
Domestic Equity Funds	33.1%
International Fixed Income Funds	15.3%
International Equity Funds	11.8%
Other Assets and Liabilities	0.0%

C000153106 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Conservative
Class Name	R Class
Trading Symbol	AORSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 1,097,068,356
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.8%
Domestic Equity Funds	33.1%
International Fixed Income Funds	15.3%
International Equity Funds	11.8%
Other Assets and Liabilities	0.0%

C000014689 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Moderate
Class Name	Investor Class
Trading Symbol	AOMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,776,867,326
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.8%
Domestic Fixed Income Funds	27.3%
International Equity Funds	20.4%
International Fixed Income Funds	8.5%
Other Assets and Liabilities	0.0%

C000153105 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Moderate
Class Name	R Class
Trading Symbol	AORMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 1,776,867,326
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.8%
Domestic Fixed Income Funds	27.3%
International Equity Funds	20.4%
International Fixed Income Funds	8.5%
Other Assets and Liabilities	0.0%

C000014688 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Aggressive
Class Name	Investor Class
Trading Symbol	AOGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 885,632,598
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.3%
International Equity Funds	24.8%
Domestic Fixed Income Funds	16.4%
International Fixed Income Funds	4.5%
Other Assets and Liabilities	0.0%

C000153104 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Aggressive
Class Name	R Class
Trading Symbol	AORYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 885,632,598
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.3%
International Equity Funds	24.8%
Domestic Fixed Income Funds	16.4%
International Fixed Income Funds	4.5%
Other Assets and Liabilities	0.0%

C000014687 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Aggressive
Class Name	Investor Class
Trading Symbol	AOVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 346,597,901
Holdings Count | holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	63.6%
International Equity Funds	36.4%
Other Assets and Liabilities	0.0%

C000153103 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Aggressive
Class Name	R Class
Trading Symbol	AORVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 346,597,901
Holdings Count | holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	63.6%
International Equity Funds	36.4%
Other Assets and Liabilities	0.0%

C000014683 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	Investor Class
Trading Symbol	ARTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 1,582,587,377
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,497,645
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.1%
International Fixed Income Funds	14.6%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000014685 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	I Class
Trading Symbol	ATTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 1,582,587,377
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,497,645
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.1%
International Fixed Income Funds	14.6%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000014684 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	A Class
Trading Symbol	ARTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 1,582,587,377
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,497,645
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.1%
International Fixed Income Funds	14.6%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000088020 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	C Class
Trading Symbol	ATTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$89	1.74%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.74%
Net Assets	$ 1,582,587,377
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,497,645
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.1%
International Fixed Income Funds	14.6%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000014686 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	R Class
Trading Symbol	ARSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Net Assets	$ 1,582,587,377
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,497,645
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.1%
International Fixed Income Funds	14.6%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000191058 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	R6 Class
Trading Symbol	ARDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,582,587,377
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,497,645
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.1%
International Fixed Income Funds	14.6%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000014671 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2025 Portfolio
Class Name	Investor Class
Trading Symbol	ARWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 1,422,621,507
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,037,991
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000014673 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2025 Portfolio
Class Name	I Class
Trading Symbol	ARWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 1,422,621,507
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,037,991
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000014672 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2025 Portfolio
Class Name	A Class
Trading Symbol	ARWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Net Assets	$ 1,422,621,507
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,037,991
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000088017 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2025 Portfolio
Class Name	C Class
Trading Symbol	ARWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$90	1.76%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%
Net Assets	$ 1,422,621,507
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,037,991
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000014674 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2025 Portfolio
Class Name	R Class
Trading Symbol	ARWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$65	1.26%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%
Net Assets	$ 1,422,621,507
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,037,991
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000191055 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2025 Portfolio
Class Name	R6 Class
Trading Symbol	ARWDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,422,621,507
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 5,037,991
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000064316 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	Investor Class
Trading Symbol	ARCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 1,563,262,462
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 5,330,986
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.2%
Domestic Fixed Income Funds	35.5%
International Fixed Income Funds	14.2%
International Equity Funds	14.1%
Other Assets and Liabilities	0.0%

C000064317 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	I Class
Trading Symbol	ARCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 1,563,262,462
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 5,330,986
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.2%
Domestic Fixed Income Funds	35.5%
International Fixed Income Funds	14.2%
International Equity Funds	14.1%
Other Assets and Liabilities	0.0%

C000064318 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	A Class
Trading Symbol	ARCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 1,563,262,462
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 5,330,986
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.2%
Domestic Fixed Income Funds	35.5%
International Fixed Income Funds	14.2%
International Equity Funds	14.1%
Other Assets and Liabilities	0.0%

C000088022 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	C Class
Trading Symbol	ARWOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$91	1.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%
Net Assets	$ 1,563,262,462
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 5,330,986
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.2%
Domestic Fixed Income Funds	35.5%
International Fixed Income Funds	14.2%
International Equity Funds	14.1%
Other Assets and Liabilities	0.0%

C000064319 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	R Class
Trading Symbol	ARCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$66	1.28%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
Net Assets	$ 1,563,262,462
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 5,330,986
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.2%
Domestic Fixed Income Funds	35.5%
International Fixed Income Funds	14.2%
International Equity Funds	14.1%
Other Assets and Liabilities	0.0%

C000191060 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	R6 Class
Trading Symbol	ARCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 1,563,262,462
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 5,330,986
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.2%
Domestic Fixed Income Funds	35.5%
International Fixed Income Funds	14.2%
International Equity Funds	14.1%
Other Assets and Liabilities	0.0%

C000014675 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	Investor Class
Trading Symbol	ARYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Net Assets	$ 1,840,648,141
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 6,649,343
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	31.1%
International Equity Funds	16.2%
International Fixed Income Funds	13.7%
Other Assets and Liabilities	0.0%

C000014677 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	I Class
Trading Symbol	ARLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 1,840,648,141
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 6,649,343
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	31.1%
International Equity Funds	16.2%
International Fixed Income Funds	13.7%
Other Assets and Liabilities	0.0%

C000014676 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	A Class
Trading Symbol	ARYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 1,840,648,141
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 6,649,343
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	31.1%
International Equity Funds	16.2%
International Fixed Income Funds	13.7%
Other Assets and Liabilities	0.0%

C000088018 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	C Class
Trading Symbol	ARLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$93	1.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.81%
Net Assets	$ 1,840,648,141
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 6,649,343
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	31.1%
International Equity Funds	16.2%
International Fixed Income Funds	13.7%
Other Assets and Liabilities	0.0%

C000014678 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	R Class
Trading Symbol	ARYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$67	1.31%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.31%
Net Assets	$ 1,840,648,141
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 6,649,343
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	31.1%
International Equity Funds	16.2%
International Fixed Income Funds	13.7%
Other Assets and Liabilities	0.0%

C000191056 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	R6 Class
Trading Symbol	ARLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 1,840,648,141
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 6,649,343
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	31.1%
International Equity Funds	16.2%
International Fixed Income Funds	13.7%
Other Assets and Liabilities	0.0%

C000064323 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	Investor Class
Trading Symbol	ARDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 1,401,068,544
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 5,138,787
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.4%
International Equity Funds	18.6%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.1%

C000064320 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	I Class
Trading Symbol	ARDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 1,401,068,544
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 5,138,787
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.4%
International Equity Funds	18.6%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.1%

C000064321 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	A Class
Trading Symbol	ARDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Net Assets	$ 1,401,068,544
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 5,138,787
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.4%
International Equity Funds	18.6%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.1%

C000088023 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	C Class
Trading Symbol	ARNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$94	1.83%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.83%
Net Assets	$ 1,401,068,544
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 5,138,787
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.4%
International Equity Funds	18.6%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.1%

C000064322 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	R Class
Trading Symbol	ARDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$68	1.33%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
Net Assets	$ 1,401,068,544
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 5,138,787
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.4%
International Equity Funds	18.6%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.1%

C000191061 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	R6 Class
Trading Symbol	ARDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 1,401,068,544
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 5,138,787
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.4%
International Equity Funds	18.6%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.1%

C000014679 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	Investor Class
Trading Symbol	AROIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 1,513,421,031
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 5,835,859
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.6%
Domestic Fixed Income Funds	23.5%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

C000014681 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	I Class
Trading Symbol	AOOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 1,513,421,031
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 5,835,859
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.6%
Domestic Fixed Income Funds	23.5%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

C000014680 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	A Class
Trading Symbol	AROAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$57	1.11%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%
Net Assets	$ 1,513,421,031
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 5,835,859
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.6%
Domestic Fixed Income Funds	23.5%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

C000088019 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	C Class
Trading Symbol	AROCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$96	1.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.86%
Net Assets	$ 1,513,421,031
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 5,835,859
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.6%
Domestic Fixed Income Funds	23.5%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

C000014682 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	R Class
Trading Symbol	ARORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$70	1.36%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%
Net Assets	$ 1,513,421,031
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 5,835,859
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.6%
Domestic Fixed Income Funds	23.5%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

C000191057 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	R6 Class
Trading Symbol	ARDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 1,513,421,031
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 5,835,859
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.6%
Domestic Fixed Income Funds	23.5%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

C000064324 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	Investor Class
Trading Symbol	ARFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 1,202,770,970
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 4,627,639
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.9%
International Equity Funds	23.0%
Domestic Fixed Income Funds	19.0%
International Fixed Income Funds	7.2%
Other Assets and Liabilities	(0.1)%

C000064325 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	I Class
Trading Symbol	ARFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 1,202,770,970
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 4,627,639
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.9%
International Equity Funds	23.0%
Domestic Fixed Income Funds	19.0%
International Fixed Income Funds	7.2%
Other Assets and Liabilities	(0.1)%

C000064326 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	A Class
Trading Symbol	ARFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Net Assets	$ 1,202,770,970
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 4,627,639
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.9%
International Equity Funds	23.0%
Domestic Fixed Income Funds	19.0%
International Fixed Income Funds	7.2%
Other Assets and Liabilities	(0.1)%

C000088024 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	C Class
Trading Symbol	ARFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$97	1.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.88%
Net Assets	$ 1,202,770,970
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 4,627,639
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.9%
International Equity Funds	23.0%
Domestic Fixed Income Funds	19.0%
International Fixed Income Funds	7.2%
Other Assets and Liabilities	(0.1)%

C000064327 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	R Class
Trading Symbol	ARFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$71	1.38%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%
Net Assets	$ 1,202,770,970
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 4,627,639
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.9%
International Equity Funds	23.0%
Domestic Fixed Income Funds	19.0%
International Fixed Income Funds	7.2%
Other Assets and Liabilities	(0.1)%

C000191062 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	R6 Class
Trading Symbol	ARFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 1,202,770,970
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 4,627,639
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.9%
International Equity Funds	23.0%
Domestic Fixed Income Funds	19.0%
International Fixed Income Funds	7.2%
Other Assets and Liabilities	(0.1)%

C000098234 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	Investor Class
Trading Symbol	AREVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 876,279,011
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 3,322,034
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.2%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.1%

C000098235 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	I Class
Trading Symbol	ARENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 876,279,011
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 3,322,034
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.2%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.1%

C000098236 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	A Class
Trading Symbol	AREMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Net Assets	$ 876,279,011
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 3,322,034
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.2%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.1%

C000098237 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	C Class
Trading Symbol	AREFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$97	1.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.88%
Net Assets	$ 876,279,011
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 3,322,034
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.2%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.1%

C000098238 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	R Class
Trading Symbol	AREOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$71	1.38%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%
Net Assets	$ 876,279,011
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 3,322,034
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.2%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.1%

C000191063 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	R6 Class
Trading Symbol	AREUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 876,279,011
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 3,322,034
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.2%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.1%

C000160243 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	Investor Class
Trading Symbol	ARGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 511,015,161
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 1,892,150
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.9%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.7%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	(0.1)%

C000160244 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	I Class
Trading Symbol	ARGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 511,015,161
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 1,892,150
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.9%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.7%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	(0.1)%

C000160245 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	A Class
Trading Symbol	ARGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Net Assets	$ 511,015,161
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 1,892,150
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.9%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.7%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	(0.1)%

C000160246 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	C Class
Trading Symbol	ARGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$97	1.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.88%
Net Assets	$ 511,015,161
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 1,892,150
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.9%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.7%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	(0.1)%

C000160247 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	R Class
Trading Symbol	ARGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$71	1.38%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%
Net Assets	$ 511,015,161
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 1,892,150
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.9%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.7%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	(0.1)%

C000191064 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	R6 Class
Trading Symbol	ARGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 511,015,161
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 1,892,150
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.9%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.7%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	(0.1)%

C000221889 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	Investor Class
Trading Symbol	ARHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 116,955,132
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 396,142
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.6%
International Equity Funds	26.5%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	(0.1)%

C000221891 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	I Class
Trading Symbol	ARHUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 116,955,132
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 396,142
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.6%
International Equity Funds	26.5%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	(0.1)%

C000221890 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	A Class
Trading Symbol	ARHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
Net Assets	$ 116,955,132
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 396,142
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.6%
International Equity Funds	26.5%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	(0.1)%

C000221892 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	C Class
Trading Symbol	ARHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$97	1.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.88%
Net Assets	$ 116,955,132
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 396,142
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.6%
International Equity Funds	26.5%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	(0.1)%

C000221888 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	R Class
Trading Symbol	ARHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$71	1.38%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%
Net Assets	$ 116,955,132
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 396,142
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.6%
International Equity Funds	26.5%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	(0.1)%

C000221887 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	R6 Class
Trading Symbol	ARHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 116,955,132
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 396,142
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.6%
International Equity Funds	26.5%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	(0.1)%